Income Taxes (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Jan. 02, 2013
Operating Loss Carryforwards [Line Items]
Deferred tax liability not recognized, undistributed earnings of foreign subsidiaries	$ 33.0
Repatriation of investment in the entity's non-U.S. subsidiaries and corporate joint ventures which is considered to be permanently reinvested	900.0
Unrecognized Tax Benefits, Period Increase (Decrease)	32.1	$ (50.7)
Effect on effective tax rate if unrecognized tax benefits were recognized	115.7
Percentage of retention of any settlement realized with the United States Internal Revenue Service (IRS) at the IRS Appeals level					26.90%
Tax benefit for the effect of a Closing Agreement with the IRS				$ 75.8
Tax savings payable to pre-IPO owners		$ 55.2
Current portion of the tax savings payable to the pre-IPO owners	10.2
Non current portion of the tax savings payable to the pre-IPO owners	22.1
Period of entitlement of tax deduction equal to portion of NOL		5 years
(Increase) decrease in unrecognized tax benefits		$ 86.7
Interest expense and penalties
Interest expense and penalties related to potential income taxes	4.0	13.6	$ 1.3
Accrued interest expense and penalties
Amount recognized in consolidated balance sheets for accrued interest and penalties related to income taxes	24.6	24.9
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	349.8
Operating loss carryforwards, valuation allowance	102.2
Operating loss carryforwards increase (decrease) valuation allowance	$ 17.2	$ 26.8